UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09397
The Gabelli Utilities Fund
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Utilities Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund (the “Fund”) rose 13.3%, while the Standard & Poor’s (“S&P”) 500 Utilities Index was up 10.2% and the Lipper Utility Fund Average rose 13.3%. For the six month period ended June 30, 2009, the Fund was down 0.6% versus declines of 1.7% for the S&P 500 Utilities Index and an increase of 0.3% for the Lipper Utility Fund Average.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

											Since
			Year to								Inception
	Quarter		Date		1 Year		3 Year		5 Year		(8/31/99)
Gabelli Utilities Fund Class AAA	13.28%		(0.61)%		(17.22)%		(0.97)%		4.88%		5.82%
S&P 500 Utilities Index	10.18		(1.71)		(28.22)		(1.18)		7.12		2.52
Lipper Utility Fund Average	13.25		0.27		(30.78)		(2.36)		5.91		2.86
Class A	13.41		(0.61)		(17.16)		(0.97)		4.89		5.85
	6.89	(b)	(6.32	)(b)	(21.93	)(b)	(2.91	)(b)	3.66	(b)	5.21 (b)
Class B	13.06		(1.00)		(17.80)		(1.74)		4.09		5.27
	8.06	(c)	(5.95	)(c)	(21.91	)(c)	(2.73	)(c)	3.74	(c)	5.27
Class C	13.18		(0.99)		(17.80)		(1.68)		4.13		5.32
	12.18	(d)	(1.98	)(d)	(18.62	)(d)	(1.68)		4.13		5.32
Class I	13.44		(0.45)		(16.97)		(0.87)		4.95		5.85
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The values of utility stocks change as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance, while the Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested.You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Utilities Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$993.90	1.48%	$7.32
Class A	$1,000.00	$993.90	1.48%	$7.32
Class B	$1,000.00	$990.00	2.23%	$11.00
Class C	$1,000.00	$990.10	2.23%	$11.00
Class I	$1,000.00	$995.50	1.24%	$6.14

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.46	1.48%	$7.40
Class A	$1,000.00	$1,017.46	1.48%	$7.40
Class B	$1,000.00	$1,013.74	2.23%	$11.13
Class C	$1,000.00	$1,013.74	2.23%	$11.13
Class I	$1,000.00	$1,018.65	1.24%	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
The Gabelli Utilities Fund

Energy and Utilities	77.9%
Communications	14.9%
U.S. Government Obligations	4.0%
Other	2.8%
Other Assets and Liabilities (Net)	0.4%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS — 95.3%
	ENERGY AND UTILITIES — 77.8%
	Energy and Utilities: Alternative Energy — 0.5%
25,000	Ormat Industries Ltd.	$206,385	$203,817
65,000	Ormat Technologies Inc.	2,248,006	2,620,150

		2,454,391	2,823,967

	Energy and Utilities: Electric Integrated — 43.0%
245,000	Allegheny Energy Inc.	3,487,048	6,284,250
50,000	ALLETE Inc.	1,803,487	1,437,500
68,000	Alliant Energy Corp.	1,889,326	1,776,840
140,000	Ameren Corp.	5,994,102	3,484,600
240,000	American Electric Power Co. Inc.	8,992,610	6,933,600
205,000	Avista Corp.	4,709,375	3,651,050
262,000	Black Hills Corp.	8,095,530	6,023,380
117,000	Central Vermont Public Service Corp.	2,273,579	2,117,700
35,000	Cleco Corp.	721,890	784,700
70,000	CMS Energy Corp.	465,536	845,600
350,000	Constellation Energy Group Inc.	9,915,414	9,303,000
135,000	Dominion Resources Inc.	5,630,031	4,511,700
400,000	DPL Inc.	10,468,381	9,268,000
6,000	DTE Energy Co.	240,835	192,000
370,000	Duke Energy Corp.	5,723,387	5,398,300
7,000	E.ON AG	426,855	247,661
150,000	Edison International	4,025,055	4,719,000
355,000	El Paso Electric Co.†	6,097,406	4,955,800
185,000	Endesa SA	6,863,382	4,427,563
3,000	Entergy Corp.	114,480	232,560
55,000	FirstEnergy Corp.	2,143,013	2,131,250
154,000	Florida Public Utilities Co.	1,811,743	2,160,620
322,000	FPL Group Inc.	14,628,451	18,308,920
765,000	Great Plains Energy Inc.	17,924,839	11,895,750
390,000	Hawaiian Electric Industries Inc.	8,913,956	7,433,400
273,000	Integrys Energy Group Inc.	13,562,649	8,187,270
2,000	International Power plc	5,935	7,831
400,000	LSI Corp.†	3,586,842	1,824,000
68,000	Maine & Maritimes Corp.	2,001,609	2,363,000
245,000	MGE Energy Inc.	7,943,987	8,219,750
190,000	NiSource Inc.	4,122,731	2,215,400
388,000	NorthWestern Corp.	11,329,554	8,830,880
245,000	NRG Energy Inc.†	5,718,733	6,360,200
275,000	OGE Energy Corp.	7,297,664	7,788,000
147,000	Otter Tail Corp.	4,025,559	3,210,480
40,000	PG&E Corp.	907,079	1,537,600
170,000	Pinnacle West Capital Corp.	7,075,552	5,125,500
1,000,000	PNM Resources Inc.	11,379,809	10,710,000
46,000	PPL Corp.	1,030,117	1,516,160
212,000	Progress Energy Inc.	9,355,188	8,019,960

			Market
Shares		Cost	Value

120,000	Public Service Enterprise Group Inc.	$3,256,810	$3,915,600
191,000	SCANA Corp.	7,605,370	6,201,770
135,000	TECO Energy Inc.	2,330,376	1,610,550
218,000	The Empire District Electric Co.	4,476,089	3,601,360
240,000	The Southern Co.	8,350,234	7,478,400
139,400	Unisource Energy Corp.	3,418,500	3,699,676
55,000	Unitil Corp.	1,397,736	1,134,100
310,000	Vectren Corp.	8,725,769	7,263,300
725,000	Westar Energy Inc.	16,424,817	13,608,250
230,000	Wisconsin Energy Corp.	9,370,267	9,363,300
220,000	Xcel Energy Inc.	3,871,561	4,050,200

		291,930,248	256,367,281

	Energy and Utilities:
	Electric Transmission and Distribution — 7.6%
260,000	CH Energy Group Inc.	12,084,624	12,142,000
242,000	Consolidated Edison Inc.	10,856,466	9,055,640
135,000	Exelon Corp.	8,132,280	6,913,350
240,000	Northeast Utilities	4,958,196	5,354,400
280,500	NSTAR	7,734,699	9,006,855
110,000	Pepco Holdings Inc.	2,267,878	1,478,400
26,000	Red Electrica Corporacion SA	1,201,272	1,174,838
16,666	UIL Holdings Corp.	490,122	374,152

		47,725,537	45,499,635

	Energy and Utilities: Global Utilities — 4.5%
4,000	Areva SA	1,690,915	2,331,776
24,000	Chubu Electric Power Co. Inc.	574,288	555,561
195,000	Electric Power Development Co. Ltd.	4,834,052	5,546,271
300	Electricite de France	11,619	14,593
182,400	Enel SpA	1,039,773	887,909
4,000	Energias de Portugal SA, ADR	112,064	156,360
100,000	Hera SpA	174,312	243,115
22,000	Hokkaido Electric Power Co. Inc.	424,900	412,664
24,400	Hokuriku Electric Power Co.	451,858	558,489
92,000	Huaneng Power International Inc., ADR	2,871,273	2,582,440
30,000	Iberdrola SA, ADR	1,306,186	945,600
47,028	Iberdrola SA, London	598,809	380,008
10,000	Iberdrola SA, Madrid	61,089	81,085
215,000	Korea Electric Power Corp., ADR†	2,918,981	2,472,500
50,000	Kyushu Electric Power Co. Inc.	1,083,114	1,076,971
9,075	National Grid plc, ADR	398,259	410,462
2,000	Niko Resources Ltd.	111,680	137,558
24,000	Shikoku Electric Power Co. Inc.	473,574	717,496
See accompanying notes to financial statements.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Global Utilities (Continued)
2,000	Snam Rete Gas SpA	$8,967	$8,775
24,000	The Chugoku Electric Power Co. Inc.	457,538	501,998
130,000	The Kansai Electric Power Co. Inc.	2,659,660	2,874,345
34,000	The Tokyo Electric Power Co. Inc.	847,546	875,279
145,000	Tohoku Electric Power Co. Inc.	2,577,883	3,032,906

		25,688,340	26,804,161

	Energy and Utilities: Merchant Energy — 1.4%
38,000	Mirant Corp.†	669,653	598,120
40,000	Mirant Corp. — Old, Escrow† (a)	0	0
15,000	Mirant Corp., Escrow† (a)	0	0
650,000	The AES Corp.†	5,003,556	7,546,500

		5,673,209	8,144,620

	Energy and Utilities: Natural Gas Integrated — 10.0%
1,000,000	El Paso Corp.	10,331,571	9,230,000
21,000	Energen Corp.	271,496	837,900
565,000	National Fuel Gas Co.	21,752,298	20,385,200
240,000	ONEOK Inc.	6,451,172	7,077,600
750,000	Southern Union Co.	14,375,068	13,792,500
500,000	Spectra Energy Corp.	10,471,939	8,460,000

		63,653,544	59,783,200

	Energy and Utilities: Natural Gas Utilities — 4.3%
5,000	Atlas America Inc.	94,600	89,350
112,000	Atmos Energy Corp.	2,986,525	2,804,480
121,000	Corning Natural Gas Corp.	1,962,899	2,087,250
24,000	Delta Natural Gas Co. Inc.	565,856	540,480
27,000	Enagas	749,656	530,849
58,800	GDF Suez, Strips	0	82
27,000	Nicor Inc.	889,090	934,740
65,000	Piedmont Natural Gas Co. Inc.	1,571,813	1,567,150
3,000	RGC Resources Inc.	84,860	76,500
70,000	South Jersey Industries Inc.	1,982,945	2,442,300
465,000	Southwest Gas Corp.	12,042,680	10,327,650
130,000	The Laclede Group Inc.	4,092,439	4,306,900

		27,023,363	25,707,731

	Energy and Utilities: Natural Resources — 0.3%
14,000	Alliance Holdings GP LP	276,626	268,660
18,000	Compania de Minas Buenaventura SA, ADR	205,537	432,540
34,000	Peabody Energy Corp.	1,131,945	1,025,440

			Market
Shares		Cost	Value

25,000	Uranium One Inc.†	$162,361	$57,387
50,000	Uranium Resources Inc.†	218,667	64,000

		1,995,136	1,848,027

	Energy and Utilities: Services — 2.4%
275,000	ABB Ltd., ADR	3,696,759	4,339,500
4,000	Cameron International Corp.†	68,850	113,200
315,000	Halliburton Co.	8,453,870	6,520,500
1,000	Pike Electric Corp.†	14,000	12,050
45,000	Tenaris SA, ADR	1,707,611	1,216,800
7,000	Transocean Ltd.†	506,743	520,030
70,000	Weatherford International Ltd.†	1,216,284	1,369,200

		15,664,117	14,091,280

	Energy and Utilities: Water — 1.2%
3,000	American States Water Co.	75,431	103,920
90,000	American Water Works Co. Inc.	1,935,000	1,719,900
54,000	Aqua America Inc.	1,164,374	966,600
2,000	California Water Service Group	70,055	73,680
3,000	Consolidated Water Co. Ltd.	54,031	47,550
13,000	Middlesex Water Co.	224,475	187,850
84,300	Pennichuck Corp.	1,818,153	1,922,040
80,000	SJW Corp.	2,127,823	1,816,000
7,727	United Utilities Group plc, ADR	217,129	127,109
1,650	York Water Co.	20,543	25,295

		7,707,014	6,989,944

	Diversified Industrial — 1.1%
17,000	Bouygues SA	896,910	639,143
480,000	General Electric Co.	11,069,752	5,625,600
18,000	Mueller Water Products Inc., Cl. A	219,408	67,320

		12,186,070	6,332,063

	Environmental Services — 0.0%
8,250	Veolia Environnement	231,799	242,930

	Exchange Traded Funds — 1.5%
100,000	Utilities HOLDRS Trust	11,159,913	9,098,000

	TOTAL ENERGY AND UTILITIES	513,092,681	463,732,839

	COMMUNICATIONS — 14.7%
	Cable and Satellite — 3.3%
363,000	Cablevision Systems Corp., Cl. A	9,598,523	7,045,830
80,000	Charter Communications Inc., Cl. A†	76,595	1,840
See accompanying notes to financial statements.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
10,000	Cogeco Cable Inc.	$207,213	$243,477
40,000	Cogeco Inc.	777,563	732,838
103,000	DISH Network Corp., Cl. A†	1,775,282	1,669,630
11,000	EchoStar Corp., Cl. A†	293,938	175,340
125,000	Liberty Global Inc., Cl. A†	3,244,010	1,986,250
10,000	Liberty Media Corp. — Entertainment, Cl. A†	188,754	267,500
6,000	Mediacom Communications Corp., Cl. A†	35,001	30,660
40,000	Rogers Communications Inc., Cl. B	572,504	1,030,000
12,000	Shaw Communications Inc., Cl. B	148,195	202,320
150,000	The DIRECTV Group Inc.†	3,384,782	3,706,500
45,000	Time Warner Cable Inc.	1,177,233	1,425,150
44,000	Tokyo Broadcasting System Holdings Inc.	1,065,798	692,417
42,396	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	416,753	225,591
4,700	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	67,445	24,581

		23,029,589	19,459,924

	Telecommunications — 7.7%
245,000	AT&T Inc.	7,847,991	6,085,800
180,000	BCE Inc.	4,798,691	3,718,800
40,000	Belgacom SA	1,232,451	1,275,760
35,000	CenturyTel Inc.	1,075,260	1,074,500
558,400	Cincinnati Bell Inc.†	2,563,557	1,585,856
390,000	Deutsche Telekom AG, ADR	6,598,480	4,602,000
200	Hutchison Telecommunications International Ltd.	163	47
600	Mobistar SA	47,203	36,968
155,000	Nippon Telegraph & Telephone Corp.	7,701,061	6,307,157
80,000	Nortel Networks Corp.†	94,880	3,488
17,000	Orascom Telecom Holding SAE, GDR†	519,762	452,200
39,000	Philippine Long Distance Telephone Co., ADR	2,017,704	1,939,080
270,000	Portugal Telecom SGPS SA	3,223,551	2,640,419
55,000	Portugal Telecom SGPS SA, ADR	561,247	537,350
2,000	PT Indosat Tbk	1,061	975
800,000	Sprint Nextel Corp.†	7,218,598	3,848,000
600	Tele2 AB, Cl. B	8,180	6,059
25,000	Telecom Italia SpA, ADR	468,136	344,000

			Market
Shares		Cost	Value

3,566	Telefonica SA, ADR	$207,436	$242,096
40,000	Telekom Austria AG	602,741	625,114
75,000	Telephone & Data Systems Inc.	2,718,974	2,122,500
15,000	Telephone & Data Systems Inc., Special	401,143	389,400
44,000	tw telecom inc.†	756,456	451,880
250,000	Verizon Communications Inc.	8,671,545	7,682,500

		59,336,271	45,971,949

	Wireless Communications — 3.7%
15,000	America Movil SAB de CV, Cl. L, ADR	379,444	580,800
42,000	China Mobile Ltd., ADR	1,465,056	2,103,360
27,000	China Unicom Hong Kong Ltd., ADR	265,821	360,180
30,000	Clearwire Corp., Cl. A†	412,320	165,900
200	Hutchison Telecommunications Hong Kong Holdings Ltd.†	19	27
54,000	Millicom International Cellular SA†	3,265,532	3,038,040
2,600	Mobile TeleSystems OJSC, ADR	86,498	96,018
180	MobileOne Ltd.	210	190
4,200	NTT DoCoMo Inc.	6,581,169	6,156,018
165,000	Price Communications Corp., Escrow† (a)	0	0
35,000	SK Telecom Co. Ltd., ADR	706,403	530,250
200	SmarTone Telecommunications Holdings Ltd.	207	123
28,000	Turkcell Iletisim Hizmetleri A/S, ADR	361,372	388,080
88,000	United States Cellular Corp.†	4,133,321	3,383,600
252,000	Vimpel-Communications, ADR†	2,314,755	2,966,040
135,000	Vodafone Group plc, ADR	3,724,995	2,631,150

		23,697,122	22,399,776

	TOTAL COMMUNICATIONS	106,062,982	87,831,649

	OTHER — 2.8%
	Aviation: Parts and Services — 1.5%
1,500,000	Rolls-Royce Group plc†	11,409,377	8,921,081
128,700,000	Rolls-Royce Group plc, Cl. C†	187,091	211,737

		11,596,468	9,132,818

	Building and Construction — 0.1%
5,500	Acciona SA	1,221,676	675,897

	Business Services — 0.1%
145,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,657,074	768,500

See accompanying notes to financial statements.

The Gabelli Utilities Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	Entertainment — 0.5%
110,000	Vivendi	$3,399,159	$2,628,747

	Health Care — 0.1%
12,000	TSUMURA & Co.	261,956	374,942

	Transportation — 0.5%
125,000	GATX Corp.	4,265,950	3,215,000

	TOTAL OTHER	22,402,283	16,795,904

	TOTAL COMMON STOCKS	641,557,946	568,360,392

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	ENERGY AND UTILITIES — 0.1%
	Energy and Utilities: Natural Gas Integrated — 0.1%
800	El Paso Corp., 4.990% Cv. Pfd. (b)	758,731	631,280

	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
18,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	649,582	522,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,408,313	1,153,280

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.0%
	Energy and Utilities: Merchant Energy — 0.0%
3,480	Mirant Corp., Ser. A, expire 01/03/11†	33,641	5,116
38,363	Mirant Corp., Ser. B, expire 01/03/11†	190,367	65,601

		224,008	70,717

	Energy and Utilities: Natural Gas Utilities — 0.0%
56,700	Corning Natural Gas Corp., expire 08/17/11†	0	5,670

	TOTAL ENERGY AND UTILITIES	224,008	76,387

			Market
Shares		Cost	Value

	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
43,000	Bharti Airtel Ltd., expire 09/19/13† (b)	$581,549	$720,014

	TOTAL WARRANTS	805,557	796,401

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 4.0%
$24,041,000	U.S. Treasury Bills, 0.101% to 0.396%††, 07/02/09 to 12/03/09	24,028,316	24,030,773

	TOTAL INVESTMENTS — 99.6%	$667,800,132	594,340,846

	Other Assets and Liabilities (Net) — 0.4%		2,295,970

	NET ASSETS — 100.0%		$596,636,816

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $0 or 0.00% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $1,351,294 or 0.23% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Utilities Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $667,800,132)	$594,340,846
Foreign currency, at value (cost $124,156)	126,450
Receivable for investments sold	263,091
Receivable for Fund shares sold	2,657,209
Unrealized appreciation on swap contracts	896
Dividends and interest receivable	1,697,373
Prepaid expenses	71,663

Total Assets	599,157,528

Liabilities:
Payable to custodian	2,933
Payable for investments purchased	346,290
Payable for Fund shares redeemed	1,102,815
Distributions payable	2,713
Payable for investment advisory fees	481,023
Payable for distribution fees	272,070
Payable for accounting fees	3,750
Payable for shareholder services fees	148,546
Other accrued expenses	160,572

Total Liabilities	2,520,712

Net Assets applicable to 103,282,155 shares outstanding	$596,636,816

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$675,823,609
Accumulated distributions in excess of net investment income	(15,101)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(5,719,555)
Net unrealized depreciation on investments	(73,459,286)
Net unrealized appreciation on swap contracts	896
Net unrealized appreciation on foreign currency translations	6,253

Net Assets	$596,636,816

Shares of Beneficial Interest:
Class AAA:
Net Asset Value, offering, and redemption price per share ($131,502,851 ÷ 22,142,005 shares outstanding; unlimited number of shares authorized)	$5.94

Class A:
Net Asset Value and redemption price per share ($203,813,365 ÷ 34,137,752 shares outstanding; unlimited number of shares authorized)	$5.97

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$6.33

Class B:
Net Asset Value and offering price per share ($225,950 ÷ 40,985 shares outstanding; unlimited number of shares authorized)	$5.51 (a)

Class C:
Net Asset Value and offering price per share ($252,420,772 ÷ 45,505,526 shares outstanding; unlimited number of shares authorized)	$5.55 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($8,673,878 ÷ 1,455,887 shares outstanding; unlimited number of shares authorized)	$5.96

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $309,513)	$13,159,376
Interest	117,647

Total Investment Income	13,277,023

Expenses:
Investment advisory fees	2,768,675
Distribution fees — Class AAA	149,222
Distribution fees — Class A	235,512
Distribution fees — Class B	1,086
Distribution fees — Class C	1,187,788
Shareholder services fees	342,859
Shareholder communications expenses	99,133
Custodian fees	59,972
Registration expenses	37,518
Legal and audit fees	26,205
Accounting fees	22,500
Trustees’ fees	20,736
Interest expense	7
Miscellaneous expenses	35,978

Total Expenses	4,987,191

Less:
Custodian fee credits	(4)

Net Expenses	4,987,187

Net Investment Income	8,289,836

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(1,281,250)
Net realized gain on swap contracts	9,002
Net realized gain on foreign currency transactions	45,673

Net realized loss on investments, swap contracts, and foreign currency transactions	(1,226,575)

Net change in unrealized appreciation/depreciation on investments	(13,287,735)
Net change in unrealized appreciation/depreciation on swap contracts	(1,713)
Net change in unrealized appreciation/depreciation on foreign currency translations	8,508

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(13,280,940)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(14,507,515)

Net Decrease in Net Assets Resulting from Operations	$(6,217,679)

See accompanying notes to financial statements.

The Gabelli Utilities Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
Operations:
Net investment income	$8,289,836		$10,663,107
Net realized loss on investments, swap contracts, and foreign currency transactions	(1,226,575)		(2,344,126)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(13,280,940)		(168,722,331)

Net Decrease in Net Assets Resulting from Operations	(6,217,679)		(160,403,350)

Distributions to Shareholders:
Net investment income
Class AAA	(1,763,120)	*	(2,088,307)
Class A	(2,757,856)	*	(3,636,534)
Class B	(3,459)	*	(4,728)
Class C	(3,716,335)	*	(4,803,967)
Class I	(119,887)	*	(33,465)

	(8,360,657)		(10,567,001)

Net realized gain
Class AAA	—		(313,299)
Class A	—		(545,574)
Class B	—		(710)
Class C	—		(720,719)
Class I	—		(5,022)

	—		(1,585,324)

Return of capital
Class AAA	(7,052,480)	*	(12,360,158)
Class A	(11,031,427)	*	(21,523,718)
Class B	(13,834)	*	(27,983)
Class C	(14,865,339)	*	(28,433,460)
Class I	(479,549)	*	(198,070)

	(33,442,629)		(62,543,389)

Total Distributions to Shareholders	(41,803,286)		(74,695,714)

Shares of Beneficial Interest Transactions:
Class AAA	17,348,534		7,935,944
Class A	17,175,247		22,719,949
Class B	4,000		3,039
Class C	17,996,219		47,278,222
Class I	1,981,047		7,560,758

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	54,505,047		85,497,912

Redemption Fees	999		2,487

Net Increase/(Decrease) in Net Assets	6,485,081		(149,598,665)

Net Assets:
Beginning of period	590,151,735		739,750,400

End of period (including undistributed net investment income of $0 and $55,720, respectively)	$596,636,816		$590,151,735

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

The Gabelli Utilities Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

														Ratios to Average Net Assets/
		Income from Investment Operations			Distributions									Supplemental Data
			Net
	Net Asset		Realized and	Total		Net					Net Asset		Net Assets			Operating		Operating
Period	Value,	Net	Unrealized	from	Net	Realized					Value,		End of	Net		Expenses		Expenses		Portfolio
Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Return of	Total	Redemption		End of	Total	Period	Investment		Net of		Before		Turnover
December 31	of Period	Income (a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees (a)		Period	Return†	(in 000’s)	Income		Reimbursements		Reimbursements		Rate††
Class AAA
2009(b)	$6.43	$0.10	$(0.17)	$(0.07)	$(0.08)	—	$(0.34)	$(0.42)	$0.00	(c)	$5.94	(0.6)%	$131,503	3.31	%(d)	1.48	%(d)(e)	1.48	%(d)(e)	10%
2008	9.08	0.15	(1.96)	(1.81)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	(c)	6.43	(20.9)	123,864	1.92		1.43	(e)	1.43	(e)	19
2007	9.16	0.16	0.60	0.76	(0.13)	(0.27)	(0.44)	(0.84)	(0.00	)(c)	9.08	8.6	161,930	1.78		1.42	(e)	1.41		19
2006	8.20	0.17	1.63	1.80	(0.16)	(0.18)	(0.50)	(0.84)	0.00	(c)	9.16	23.1	157,645	2.02		1.44		1.44		24
2005	8.36	0.15	0.53	0.68	(0.15)	(0.09)	(0.60)	(0.84)	0.00	(c)	8.20	8.4	124,437	1.79		1.50		1.50		18
2004	8.03	0.15	1.02	1.17	(0.13)	(0.02)	(0.69)	(0.84)	0.00	(c)	8.36	15.6	81,471	1.85		1.82		1.82	(f)	17
Class A
2009(b)	$6.46	$0.10	$(0.17)	$(0.07)	$(0.08)	—	$(0.34)	$(0.42)	$0.00	(c)	$5.97	(0.6)%	$203,813	3.31	%(d)	1.48	%(d)(e)	1.48	%(d)(e)	10%
2008	9.12	0.15	(1.97)	(1.82)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	(c)	6.46	(20.9)	202,112	1.92		1.43	(e)	1.43	(e)	19
2007	9.19	0.16	0.61	0.77	(0.13)	(0.27)	(0.44)	(0.84)	(0.00	)(c)	9.12	8.7	261,468	1.78		1.42	(e)	1.41		19
2006	8.23	0.18	1.62	1.80	(0.16)	(0.18)	(0.50)	(0.84)	0.00	(c)	9.19	23.0	201,124	2.02		1.44		1.44		24
2005	8.38	0.16	0.53	0.69	(0.15)	(0.09)	(0.60)	(0.84)	0.00	(c)	8.23	8.5	81,869	1.88		1.50		1.50		18
2004	8.06	0.19	0.97	1.16	(0.11)	(0.01)	(0.72)	(0.84)	0.00	(c)	8.38	15.4	10,165	2.30		1.82		1.82	(f)	17
Class B
2009(b)	$6.02	$0.07	$(0.16)	$(0.09)	$(0.08)	—	$(0.34)	$(0.42)	$0.00	(c)	$5.51	(1.0)%	$226	2.55	%(d)	2.23	%(d)(e)	2.23	%(d)(e)	10%
2008	8.63	0.09	(1.86)	(1.77)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	(c)	6.02	(21.6)	243	1.16		2.18	(e)	2.18	(e)	19
2007	8.80	0.09	0.58	0.67	(0.13)	(0.27)	(0.44)	(0.84)	(0.00	)(c)	8.63	7.9	343	1.02		2.17	(e)	2.16		19
2006	7.97	0.11	1.56	1.67	(0.12)	(0.18)	(0.54)	(0.84)	0.00	(c)	8.80	22.1	347	1.28		2.19		2.19		24
2005	8.20	0.08	0.53	0.61	(0.09)	(0.09)	(0.66)	(0.84)	0.00	(c)	7.97	7.6	331	1.01		2.25		2.25		18
2004	7.96	0.08	1.00	1.08	(0.08)	(0.01)	(0.75)	(0.84)	0.00	(c)	8.20	14.5	333	1.08		2.57		2.57	(f)	17
Class C
2009(b)	$6.06	$0.07	$(0.16)	$(0.09)	$(0.08)	—	$(0.34)	$(0.42)	$0.00	(c)	$5.55	(1.0)%	$252,421	2.56	%(d)	2.23	%(d)(e)	2.23	%(d)(e)	10%
2008	8.67	0.09	(1.86)	(1.77)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	(c)	6.06	(21.5)	256,517	1.17		2.18	(e)	2.18	(e)	19
2007	8.84	0.09	0.58	0.67	(0.13)	(0.27)	(0.44)	(0.84)	(0.00	)(c)	8.67	7.8	316,009	1.04		2.17	(e)	2.16		19
2006	8.00	0.11	1.57	1.68	(0.12)	(0.18)	(0.54)	(0.84)	0.00	(c)	8.84	22.1	209,691	1.27		2.19		2.19		24
2005	8.23	0.09	0.52	0.61	(0.09)	(0.09)	(0.66)	(0.84)	0.00	(c)	8.00	7.6	94,118	1.14		2.25		2.25		18
2004	7.98	0.11	0.98	1.09	(0.06)	(0.01)	(0.77)	(0.84)	0.00	(c)	8.23	14.6	10,245	1.33		2.57		2.57	(f)	17
Class I
2009(b)	$6.44	$0.10	$(0.16)	$(0.06)	$(0.08)	—	$(0.34)	$(0.42)	$0.00	(c)	$5.96	(0.5)%	$8,674	3.59	%(d)(e)	1.24	%(d)(e)	1.24	%(d)(e)	10%
2008(g)	8.94	0.16	(1.82)	(1.66)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	(c)	6.44	(19.6)	7,416	2.34	(d)(e)	1.18	(d)(e)	1.18	(d)(e)	19

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than a year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been 47%, 37%, 33%, and 36%, respectively.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended June 30, 2009, unaudited.

(c)	Amount represents less than $0.005 per share.

(d)	Annualized.

(e)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the year ended December 31, 2007 would have been 1.41% (Class AAA and Class A) and 2.16% (Class B and Class C). For the six months ended June 30, 2009 and the year ended December 31, 2008, the effect of custodian fee credits was minimal.

(f)	Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46%, and 2.46% for Class AAA, Class A, Class B, and Class C, respectively.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

The Gabelli Utilities Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund (the “Fund”) was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 31, 1999. The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is, as follows:

	Valuation Inputs
		Level 2 — Other
	Level 1 —	Significant	Level 3 — Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$8,144,620	—	$0	$8,144,620
Other Industries (a)	455,588,219	—	—	455,588,219
COMMUNICATIONS
Wireless Communications	22,399,776	—	0	22,399,776
Other Industries (a)	65,431,873	—	—	65,431,873
OTHER
Aviation: Parts and Services	8,921,081	$211,737	—	9,132,818
Other Industries (a)	7,663,086	—	—	7,663,086

Total Common Stocks	568,148,655	211,737	0	568,360,392

Convertible Preferred Stocks (a)	1,153,280	—	—	1,153,280
Warrants
ENERGY AND UTILITIES
Other Industries (a)	76,387	—	—	76,387
COMMUNICATIONS
Telecommunications	—	720,014	—	720,014

Total Warrants	76,387	720,014	—	796,401

U.S. Government Obligations	—	24,030,773	—	24,030,773

TOTAL INVESTMENTS IN SECURITIES	$569,378,322	$24,962,524	$0	$594,340,846

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Contract for Difference Swap	$—	$896	$—	$896

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$85,204 (22,000 Shares)	International Power plc	International Power plc	6/25/10	$896
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income
(inclusive of short-term capital gains)	$10,567,001
Net long-term capital gains	1,585,324
Return of capital	62,543,389
Total distributions paid	$74,695,714
Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	Depreciation
Investments	$670,093,501	$25,819,281	$(101,571,936)	$(75,752,655)
Swap contracts	—	896	—	896

	$670,093,501	$25,820,177	$(101,571,936)	$(75,751,759)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $52,816,739 and $27,324,658, respectively.
Sales of U.S. Government obligations for the six months ended June 30, 2009, other than short-term obligations aggregated $28,143,415.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $100,951 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $229,628 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2009, there were no borrowings under the line of credit.

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

8. Shares of Beneficial Interest. The Fund currently offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $999 and $2,487, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA

Shares sold	5,185,361	$30,228,997	7,485,201	$54,692,572
Shares issued upon reinvestment of distributions	1,172,099	6,684,235	1,447,640	10,884,722
Shares redeemed	(3,475,911)	(19,564,698)	(7,498,231)	(57,641,350)

Net increase	2,881,549	$17,348,534	1,434,610	$7,935,944

	Class A		Class A

Shares sold	5,510,186	$32,088,391	9,529,572	$74,506,509
Shares issued upon reinvestment of distributions	1,140,308	6,537,814	1,661,474	12,625,283
Shares redeemed	(3,789,912)	(21,450,958)	(8,573,955)	(64,411,843)

Net increase	2,860,582	$17,175,247	2,617,091	$22,719,949

	Class B		Class B

Shares sold	—	—	650	$3,976
Shares issued upon reinvestment of distributions	597	$4,010	456	3,205
Shares redeemed	(2)	(10)	(470)	(4,142)

Net increase	595	$4,000	636	$3,039

	Class C		Class C

Shares sold	4,990,163	$27,445,320	10,624,623	$80,311,588
Shares issued upon reinvestment of distributions	2,085,567	11,157,329	2,948,363	21,067,976
Shares redeemed	(3,916,125)	(20,606,430)	(7,663,671)	(54,101,342)

Net increase	3,159,605	$17,996,219	5,909,315	$47,278,222

	Class I		Class I*

Shares sold	566,099	$3,433,979	1,200,472	$7,881,142
Shares issued upon reinvestment of distributions	90,120	506,878	12,707	95,199
Shares redeemed	(351,623)	(1,959,810)	(61,888)	(415,583)

Net increase	304,596	$1,981,047	1,151,291	$7,560,758

*	From commencement of offering Class I Shares on January 11, 2008.
9. Concentration Risks. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Gabelli Utilities Fund
Notes to Financial Statements (Continued) (Unaudited)

11. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
12. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on May 19, 2009, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and longer-term performance of the Fund since inception against a peer group of utilities funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was within the top third of its peer groups in medium-term and longer-term performance and was ranked as the number one fund of its peer group in short-term performance. The Independent Board Members also noted that performance had been good on an absolute basis and that the Fund had suffered in comparative rankings due to its more intensive focus on smaller capitalization companies.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees, and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was average within these groups. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The
Gabelli Utilities Fund
SEMI ANNUAL REPORT
JUNE 30, 2009
The Gabelli Utilities Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice
President and Chief
Financial Officer
KeySpan Corp.
Mary E. Hauck
Former Senior Portfolio
Manager Gabelli-O’Connor
Fixed Income Mutual Fund
Management Co.
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Officers
Bruce N. Alpert
President
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q209SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer
Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer
Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.